Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,045)	$ (5,237)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	151	164
Non-cash finance expenses, net	247	31
Net changes in operating lease assets and liabilities	31	(31)
Share-based compensation	59	264
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	64	(764)
Inventory	1,240	283
Accounts payable	253	(218)
Other payables and accrued expenses	11	(432)
Short-term employee benefits	39	(100)
Net cash used in operating activities	(4,950)	(6,040)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in Short Term Deposit		(3,500)
Purchase of equipment	(91)	(38)
Net cash used in investing activities	(91)	(3,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of issuance costs	34	7,551
Proceeds from issuance promissory notes		2,870
Proceeds from issuance warrants liability		306
Net cash provided by financing activities	34	10,727
Effect of change in exchange on cash balances in foreign currencies	(54)	(105)
Net change in cash and cash equivalent	(5,061)	1,044
Cash and cash equivalents and restricted bank deposits at beginning of year	7,758	6,896
Cash and cash equivalents and restricted bank deposits at end of year	2,697	7,940
Supplemental disclosure of cash flow information
Operating lease liabilities arising from obtaining right-of-use assets		22
Modification of lease contract		32
Reclassification of liability classified share-based compensation awards to equity		$ 302